Financial instruments-fair values and risk management - Currency risk (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
USD
Currency risk
Net exposure	€ (1,474)	€ 519
USD | Trade receivables
Currency risk
Net exposure	4,275	1,674
USD | Trade payables and other liabilities
Currency risk
Net exposure	2,801	2,193
INR
Currency risk
Net exposure	62	63
INR | Trade receivables
Currency risk
Net exposure	36	65
INR | Trade payables and other liabilities
Currency risk
Net exposure	98	2
AED
Currency risk
Net exposure	16	1
AED | Trade receivables
Currency risk
Net exposure	1	4
AED | Trade payables and other liabilities
Currency risk
Net exposure	€ 15	€ 5